SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepaid research and development	$ 2,359,986	$ 2,124,008	$ 112,966
Prepaid insurance	681,851	733,234	17,158
Other prepaid expenses	131,409	74,173
Total prepaid expenses and other current assets	$ 3,173,246	$ 2,931,415	$ 130,124